Document and Entity Information	9 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	Therapeutics Acquisition Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001811764
Amendment Flag	false